Note 1 - Nature of the Business (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Subsidiaries [Table Text Block]
Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring
Pharmaceuticals Inc.	Delaware,
(“BeyondSpring US”)	United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	BVI	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited
(“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited
(“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology
(Shenzhen) Ltd.
(“Wanchun Shenzhen”)	PRC	April 23, 2015	100%	Holding company

Wanchunbulin	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.	PRC	May 21, 2018	57.97%	Clinical trial activities
(“Beijing Wanchun”)

SEED	BVI	June 25, 2019	100%	Holding company

SEED Technology	BVI	December 9, 2019	57.97%	Holding company